Income Taxes - Additional Information (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective income tax rate	(3.00%)	(7.00%)	(6.00%)	4.00%	2.00%